Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 0
Provision for income taxes	$ 27,000	$ 0	$ 56,000	$ 36,000	$ 37,000
Net operating loss carryforwards			53,550,000	43,469,000	34,130,000
Increase in valuation allowance			10,500,000	9,100,000
Net operating loss carryforwards, not subject to expiration					$ 103,400,000
Accrued interest and penalties			0	0
Federal
Income Tax Contingency [Line Items]
Net operating loss carryforwards, subject to expiration			211,800,000	172,000,000.0
State
Income Tax Contingency [Line Items]
Net operating loss carryforwards, subject to expiration			$ 146,800,000	$ 116,900,000